Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 23,769	€ 32,228
Additions	3,880	4,091
Depreciation	(4,360)	(5,022)
Disposals	(66)	(99)
Impairments	(5)	(275)
Transfers and others	(416)	(4,039)
Translation differences and hyperinflation adjustments	291	(3,115)
Inclusion of companies	15
Business Sale	(383)
Property, plant and equipment at end of period	22,725	23,769
Total additions of property, plant and equipment	4,286	4,595
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,829	3,603
Additions	22	33
Depreciation	(241)	(325)
Disposals	(37)	(6)
Impairments	(2)	1
Transfers and others	141	(248)
Translation differences and hyperinflation adjustments	31	(229)
Inclusion of companies	2
Business Sale	(85)
Property, plant and equipment at end of period	2,660	2,829
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	18,676	25,006
Additions	1,249	981
Depreciation	(3,893)	(4,387)
Disposals	(11)	(85)
Impairments	0	(271)
Transfers and others	1,780	(59)
Translation differences and hyperinflation adjustments	236	(2,509)
Inclusion of companies	12
Business Sale	(297)
Property, plant and equipment at end of period	17,752	18,676
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	623	1,248
Additions	90	93
Depreciation	(226)	(310)
Disposals	0	(3)
Impairments	0	(2)
Transfers and others	56	(287)
Translation differences and hyperinflation adjustments	8	(116)
Inclusion of companies	1
Business Sale	0
Property, plant and equipment at end of period	552	623
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,641	2,371
Additions	2,519	2,984
Depreciation	0	0
Disposals	(18)	(5)
Impairments	(3)	(3)
Transfers and others	(2,393)	(3,445)
Translation differences and hyperinflation adjustments	16	(261)
Inclusion of companies	0
Business Sale	(1)
Property, plant and equipment at end of period	€ 1,761	€ 1,641